ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	$ 883,549	$ 702,882	$ 637,379
Net income (loss)	(15,096)	253,217	298,609
Domestic [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	315,797	107,950	93,715
Net income (loss)	$ (41,831)	$ 25,464	$ 10,131